[LETTERHEAD OF VAN KAMPEN FUNDS INC.]



                               September 26, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:      Van Kampen Unit Trusts, Series 796
                  File No. (333-152469) (CIK No.1402934)

Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on September 23, 2008.

                                                     Very truly yours,

                                                     /s/ John F. Tierney

                                                     John F. Tierney
                                                     Executive Director,
                                                     Van Kampen Funds Inc.